Schedule of trade and other payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
- Non-related parties	$ 540,304	$ 305,670
Trade payables	540,304	305,670
- Amount due to shareholders	1,074,331	133,532
- Contract liabilities	785,991	1,009,110
- Amount due to directors	1,333,017	896,955
- Accruals and other payables	2,687,433	2,045,333
- Goods and services tax payable	63,187	43,177
- Withholding tax	17,133	16,173
Other payables	5,961,092	4,144,280
Trade and other payables	$ 6,501,396	$ 4,449,950